SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated September 11, 2020 to the currently effective Summary Prospectuses and Statutory Prospectus, as may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectus listed above and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective as of September 24, 2020, the following changes are made to each Fund’s Summary Prospectus and Statutory Prospectus:

Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund

The first paragraph under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

Symmetry Partners, LLC

The Fund is managed by a team that includes Philip McDonald, Portfolio Manager and Managing Director; Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.

Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund

The text under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

The Fund is managed by a team that includes Philip McDonald, Portfolio Manager and Managing Director; Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.

Effective as of September 24, 2020, the following change is made to the Statutory Prospectus:

On page 59, the text under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

Philip McDonald is Portfolio Manager, Managing Director at the Adviser, and a member of the Investment Committee.

Mr. McDonald joined Symmetry Partners in 2010. Mr. McDonald holds a B.S. from Georgetown University and an MBA from the University of Connecticut. He became a CFA® charterholder in 2003, a CIPM certificate holder in 2011 and a CAIA® charterholder in 2012.

John McDermott is Portfolio Manager, Chief Investment Strategist at the Adviser, and a member of the Investment Committee.

Dr. McDermott began his affiliation with Symmetry Partners in 2005. Dr. McDermott holds a B.S. from the U.S. Coast Guard Academy, an MBA from Columbia University, and a Ph.D. from the University of Connecticut.

Rebecca Cioban is Portfolio Manager and Associate Director at the Adviser.

Ms. Cioban joined Symmetry Partners in 2007. Ms. Cioban holds a B.A. from the University of Connecticut.

Kevin Scully is Portfolio Manager and Senior Research Associate at the Adviser

Mr. Scully joined Symmetry Partners in 2015. He holds a B.S. in Real Estate and Urban Economics from the University of Connecticut School of Business. He became a CFA charterholder in 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated September 11, 2020 to the currently effective Statement of Additional Information (“SAI”), as may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective SAI listed above and should be read in conjunction with the Prospectus and SAI.

Effective as of September 24, 2020, the following changes are made to the Funds’ SAI:

1.	On pages 33-34 under the “Management -- Trustees and Officers” section, the table is hereby deleted in its entirety and replaced with the following:

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Interested Trustee
John McDermott*** (1962)	Chairman, Trustee	Trustee (Since 2018)	Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Chair, Department of Finance, Fairfield University School of Business (2014-present). Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus Index and Calculation Services.	8	None.

Independent Trustees
Tracie Ahern (1968)	Trustee	Trustee (Since 2018)	Chief Financial Officer, PineBridge Investments (April 2019 - Present); Principal, Danesmead Partners (July 2016 - April 2019); Adjunct Professor, Monmouth University School of Business (September 2016); Adviser (January 2016-June 2016) and Chief Operating Officer/Chief Financial Officer (February 2015-January 2016), Brightwood Capital Advisors LLC; Chief Financial Officer, Soros Fund Management LLC (February 2007-January 2015).

			Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.	8	Former Independent Trustee, SEI Advisors Inner Circle Trust.
Jack Jennings (1957)	Trustee	Trustee (Since 2018)	Executive Dean for Administration, Harvard Graduate School of Education (2008- present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.
Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)	Retired (2013-present); Executive Vice President, General Counsel, and Head of Governance Group, Legg Mason, Inc. (2005-2013). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke's experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Director, J.P. Morgan Exchange Traded Funds; Independent Director, SEI Advisors Inner Circle Fund III.

Fred Naddaff (1958)	Trustee	Trustee (Since 2018)	Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40-year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.
Officers
Philip McDonald (1976)	President	Managing Director (September 2020-present); Portfolio Manager, Symmetry Partners, LLC, (December 2017-present); Director of Investments, Symmetry Partners, LLC (December 2017-September 2020); Director of Fixed Income and Alternatives, Symmetry Partners, LLC (June 2016-November 2017; Associate Director of Research, Symmetry Partners, LLC (April 2013-May 2016).	8	None.
Steve Connors (1984)	Treasurer, Principal Financial Officer	Treasurer, Controller and Chief Financial Officer, SEI Investments (2015-present); Director, SEI Investments, Fund Accounting (2014-present).	8	None.
Carlyn Edgar (1963)	Chief Compliance Officer	Senior Vice President, Apex Fund Services (2008- present).	8	None.
Casey Dylan (1971)	Chief Operating Officer	Director Investment Product Strategy and Communications, Symmetry Partners, LLC (September 2017-present); Director of Investment Specialist and Advisor Services Group, Symmetry Partners, LLC (January 2015-September 2017).	8	None.
Sarah Bauer (1978)	Vice President	Managing Director, Symmetry Partners, LLC (December 2017-present); Director of National Accounts, Symmetry Partners, LLC (2012-November 2017).	8	None.

Rebecca Cioban (1984)	Vice President	Associate Director (January 2020-present); Portfolio Manager, Symmetry Partners, LLC, (December 2017-present); Senior Research Associate, Symmetry Partners, LLC (December 2016-December 2019); Research Associate, Symmetry Partners, LLC (December 2014-November 2016).	8	None.
Sara Taylor (1973)	Secretary & Chief Legal Officer	Compliance Officer & Counsel, Symmetry Partners, LLC (October 2017-present); Assistant Director, The Hartford (July 2014-October 2017).	8	None.
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer	Counsel, Apex Fund Services (2014-present).	8	None.

**	The term “fund complex” means two or more investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

***	Dr. McDermott is an “interested” trustee due to his position as Chief Investment Strategist at Symmetry Partners, LLC.

2.	On page 43 under the “Portfolio Managers” section, the information regarding Ms. Dana D’Auria is hereby deleted in its entirety.

3.	On page 45 under the “Portfolio Managers -- Ownership of Securities” section, the table is hereby deleted in its entirety and replaced with the following:

Shares Beneficially Owned By	Fund(s)	Dollar Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Philip McDonald	None	None
Rebecca Cioban	None	None
John McDermott	Symmetry Panoramic US Equity Fund Symmetry Panoramic International Equity Fund Symmetry Panoramic Global Equity Fund Symmetry Panoramic Alternatives Fund	$100,001-$500,000 $100,001-$500,000 $100,001-$500,000 $10,001-$50,000
Kevin Scully	None	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.